Related party transactions - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Directors
Disclosure of transactions between related parties [line items]
Key management personnel compensation	€ 43	€ 31
Key management
Disclosure of transactions between related parties [line items]
Key management personnel compensation	44	44
Key management personnel compensation, share-based payment expense	16	16
Key management personnel compensation, short-term employee benefits	9	14
Key management personnel compensation, pension and similar benefits	€ 3	€ 3